Capital management - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Amount of long term borrowings for which covenant could not be met	₨ 653	₨ 10,341
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1
During Construction
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Post Construction Phase
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1